Investments in subsidiaries - Subsidiaries with significant non-controlling interests (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	[1]	$ 1,026	$ 690		$ 776
Accumulated non-controlling interests of the subsidiary	[2]	7,281	7,364		7,303
Summarised financial information:
– total assets	[2]	3,038,677	2,949,286		2,953,792
– total liabilities	[2]	2,846,067	2,764,089		2,757,474
– profit for the year	[1]	24,559	16,249	[3]	14,693	[3]
– total comprehensive income for the year		$ 29,542	$ (993)	[3]	$ 9,726	[3]
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests and voting rights held by non-controlling interests (%)		37.86%	37.86%
Profit attributable to non-controlling interests		$ 889	$ 574
Accumulated non-controlling interests of the subsidiary		6,877	6,513
Dividends paid to non-controlling interests		490	361
Summarised financial information:
– total assets		214,321	235,630
– total liabilities		194,621	216,917
– net operating income before changes in expected credit losses and other credit impairment charges		5,210	4,379
– profit for the year		2,356	1,518
– total comprehensive income for the year		$ 2,723	$ 1,428
Additional proportion of ownership interests and voting rights held by non-controlling interest		0.09%	0.07%

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.